Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Schedule Of Foreign Currency Exchange Rate Translation [Table Text Block]
For the periods presented, the Company used the following exchange rates:

	Period end exchange rate as at:		Average for the year ended:
	December 31, 2014	December 31, 2013	December 31, 2014	December 31, 2013
Canadian dollar	0.86	0.94	0.91	0.97
Australian dollar	0.82	0.89	0.90	0.97
Euro	1.21	1.38	1.33	1.33
RMB	0.16	0.17	0.16	0.16
Swedish Krona	0.13	0.16	0.15	0.15

Schedule of Property Plant and Equipment Components [Table Text Block]
Property, plant and equipment are stated at cost.  Depreciation is provided as follows:

Assets	Basis	Rate

Buildings	Straight-line	15 years
Computer equipment and software	Straight-line	3 years
Furniture and fixtures	Straight-line	5 years
Machinery and equipment	Straight-line	8 – 10 years
Leasehold improvements	Straight-line	Lease term